DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of debt instruments

	Balance at December 31, 2021	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (*)	Translation differences	Balance at December 31, 2022
	(€ thousand)
Bonds and notes	1,487,110	—	—	3,209	—	1,490,319
Asset-backed financing (Securitizations)	900,213	218,924	(72,824)	1,733	57,379	1,105,425
Borrowings from banks and other financial institutions	154,419	8,909	(55,000)	560	4,277	113,165
Lease liabilities	56,210	—	(16,500)	17,409	304	57,423
Other debt	32,059	34,456	(23,215)	—	2,147	45,447
Total debt	2,630,011	262,289	(167,539)	22,911	64,107	2,811,779
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(*) Other changes in lease liabilities relates entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
The following table presents information relating to the revolving securitization programs:

Program	Funding Limit	Amount Outstanding at December 31, 2022	Amount Outstanding at December 31, 2021	Maturity Date
	($ million)	($ million)	($ million)
Retail (*)	975	896	775	December 2024
Leasing (*)	325	283	245	November 2023
Total asset-backed financing (Securitizations)	1,300	1,179	1,020
(*) At December 31, 2022 the notes relating to the retail securitization program bore interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 70 basis points and the notes relating to the leasing securitization program bore interest at a rate per annum equal to the aggregate of SOFR plus a margin of 65 basis points.
Borrowings from banks and other financial institutions

The following table presents information relating to borrowings from banks and other financial institutions.

Borrowing Entity	Currency	Amount Outstanding at December 31, 2022	Amount Outstanding at December 31, 2021	Maturity Date
		(€ thousand)	(€ thousand)
Ferrari S.p.A.	EUR	37,500	62,500	June 2024
Ferrari Financial Services, Inc.	USD	75,665	61,919	April 2023
Ferrari S.p.A.	EUR	—	30,000	January 2022
Total borrowings from banks and other financial institutions		113,165	154,419

Disclosure of debt maturity	The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2022				2021
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds and notes	394,628	646,306	449,385	1,490,319	9,239	1,028,686	449,185	1,487,110
Asset-backed financing (Securitizations)	422,736	682,689	—	1,105,425	343,119	499,280	57,814	900,213
Borrowings from banks and other financial institutions	100,665	12,500	—	113,165	116,919	37,500	—	154,419
Lease liabilities	15,917	29,446	12,060	57,423	14,783	29,732	11,695	56,210
Other debt	45,447	—	—	45,447	32,059	—	—	32,059
Total debt	979,393	1,370,941	461,445	2,811,779	516,119	1,595,198	518,694	2,630,011